OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF OTHER OPERATING INCOME

	2020	2021	2022
	S$	S$	S$
Government grants:
Jobs Support Scheme	41,786	4,880	-
Wage Subsidy Program	19,686	7,385	3,099
Enterprise Development Grant	-	10,400	8,640
Jobs Growth Incentive	-	3,750	5,550
Hiring Incentive and Training Programme 2.0	-	7,709	9,077
Startup SG Tech - Proof-of-concept grant	-	-	84,091
Others	352	3,080	2,880
Research income	59,468	113,841	363,912
Interest income	-	3,369	2,097
Others	6,164	196	6,028
Total	127,456	154,610	485,374